Note 2 - Risks and Uncertainties	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes to Financial Statements
Nature of Operations [Text Block]
2.	Risks and Uncertainties

The Company operates in a highly regulated and competitive environment. The development, manufacturing and marketing of pharmaceutical products require approval from, and are subject to ongoing oversight by, the Food and Drug Administration (“FDA”) in the United States, the Therapeutic Goods Administration (“TGA”) in Australia, the European Medicines Agency (“EMA”) in the European Union, and comparable agencies in other countries. Obtaining approval for a new pharmaceutical product is never certain, may
take many years, and is normally expected to involve substantial expenditures.

We have
incurred losses of
$27.0
million since our inception in
2011.
For the
nine
months ended
September 30, 2017,
we incurred a net loss of
$8.2
million, which includes a non-cash charge of
$3.7
million related to the induced conversion of
$2.9
million of convertible promissory notes and accrued interest, originally issued in
2013
and
2014,
and
$250,000
of demand notes, originally issued in
September 2015,
into shares of our common stock. We also incurred negative cash flows from operating activities of
$2.6
million for this period. We expect to incur substantial losses for the foreseeable future, which will continue to generate negative net cash flows from operating activities, as we continue to pursue development activities and seek to commercialize our initial product candidate, SBP-
101
. As of
September 30, 2017,
we had cash and cash equivalents of
$943,000,
negative working capital of
$616,000
and a stockholders’ deficit of
$2.1
million. The Company’s principal sources of cash have historically included the issuance of convertible debt and equity securities.

The accompanying
condensed consolidated financial statements have been prepared assuming that we will continue as a going concern which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The condensed consolidated financial statements do
not
include any adjustments relating to the recoverability or classification of assets or the amounts of liabilities that might result from the outcome of these uncertainties. Our current independent registered public accounting firm, included a paragraph emphasizing this going concern uncertainty in their audit report covering our
2016
financial statements dated
March 30, 2017.
Our ability to continue as a going concern, realize the carrying value of our assets and discharge our liabilities in the ordinary course of business is dependent upon a number of factors, including our ability to obtain additional financing, the success of our development efforts, our ability to obtain marketing approval for our SBP-
101
product candidate in the United States, Australia, the European Union or other markets and ultimately our ability to market and sell our SBP-
101
product candidate. These factors, among others, raise substantial doubt about our ability to continue operations as a going concern. See Note
4
titled “
Liquidity and Management’s Plans
.”

2.
     Risks and Uncertainties

The Company operates in a highly regulated and competitive environment. The development, manufacturing and marketing of pharmaceutical products require approval from, and are subject to ongoing oversight by, the Food and Drug Administration (“FDA”) in the United States, the Therapeutic Goods Administration (“TGA”) in Australia, the European Medicines Agency (“EMA”) in the European Union, and comparable agencies in other countries. Obtaining approval for a new pharmaceutical product is never certain, may
take many years, and is normally expected to involve substantial expenditures.

We have incurred losses of
$18.8
million since our inception in
2011.
For the year ended
December 31, 2016,
we incurred a net loss and negative cash flows from operating activities of
$5.1
million and
$2.4
million, respectively. We expect to incur substantial losses for the foreseeable future, which will continue to generate negative net cash flows from operating activities, as we continue to pursue research and development activities and seek to commercialize our primary product candidate, SBP-
101.
As of
December 31, 2016,
we had cash of
$438,000,
negative working capital of
$4.6
million and stockholders
’ deficit of
$4.6
million. In addition, as of
December 31, 2016,
the Company had
not
paid the required quarterly interest payments for its convertible notes payable for the second, third
and
fourth
quarters of
2016.
This constitutes an event of default under which the note holders may
demand immediate payment of the outstanding principal and accrued but unpaid interest. See Note
6
entitled “Indebtedness.” The Company’s principal sources of cash have included the issuance of convertible debt and equity securities.

The accompanying Consolidated Financial Statements have been prepared assuming that we will continue as a going concern which contemplates the realization of assets and liquidation of liabilities in the normal course of business and do not
include any adjustments relating to the recoverability or classification of assets or the amounts of liabilities that might result from the outcome of these uncertainties. Our ability to continue as a going concern, realize the carrying value of our assets and discharge our liabilities in the ordinary course of business is dependent upon a number of factors, including our ability to obtain additional financing, the success of our development efforts, our ability to obtain marketing approval for our initial product candidate, SBP-
101,
in the United States, Australia, the European Union or other markets and ultimately our ability to market and sell our initial product candidate. These factors, among others, raise substantial doubt about our ability to continue operations as a going concern. See Note
3
entitled “Liquidity and Management
’s Plans.”